SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share Based Compensation
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically 10 years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. The plan will continue in effect for 10 years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

Share options

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock. The fair value of the restricted shares was US$2.70 per share, which was based on the quoted price of the Company’s ADS on November 21, 2018. All restricted stock subject to this award fully vested as of November 22, 2018. After the conversion, there were no options granted to employees and non-employees.

A summary of the share option activity as of December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31, 2018				Year ended December 31, 2019				Year ended December 31, 2020
			Weighted				Weighted				Weighted
		Weighted	Average			Weighted	Average			Weighted	Average
		Average	Remaining	Aggregate		Average	Remaining	Aggregate		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value	Shares	Price	Term	Value	Shares	Price	Term	Value
		RMB		RMB		RMB		RMB		RMB		RMB
Outstanding at beginning of year	253,816	3.09	1.86	1,186	—	—	—	—	—	—	—	—
Granted	—	—	—	—	—	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—	—	—	—	—	—
Forfeited or expired	—	—	—	—	—	—	—	—	—	—	—	—
Converted	(253,816)	3.09	—	—	—	—	—	—	—	—	—	—
Outstanding at end of year	—	—	—	—	—	—	—	—	—	—	—	—
Exercisable at end of year	—	—	—	—	—	—	—	—	—	—	—	—
Expected to be vested	—	—	—	—	—	—	—	—	—	—	—	—

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the years of 2018, 2019 and 2020. As of December 31, 2019 and 2020, all share options were vested and previously expensed. There were no share-based compensation expenses for the share options during the years from 2019 to 2020.

Restricted stock awards

On May 18, 2015, the Board of Directors granted 510,000 shares of the restricted stock to employees and new hires. Twenty-five percent of the awards vested on the one-year anniversary of the grant date, and the remainder vested in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service through each vesting date. In 2019 and 2020, 47,743 and nil shares of restricted stock were vested respectively, with 47,743 and nil of the vested shares separately issued to the board members. As of December 31, 2020, these awards of restricted stock were fully vested.

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock. All restricted stock subject to this award fully vested as of November 22, 2018.

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Company. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service of the Company through each vesting date. In 2019 and 2020, 54,167 and  50,001 shares of restricted stock were vested respectively.

A summary of the restricted stock awards as of December 31, 2019 and 2020 is as follows:

	Year ended December 31, 2019
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	273,319	19.31	3.01
Granted	—	—	—
Vested	(101,910)	20.20	—
Forfeited or expired	—	—	—
Unvested at end of year	171,409	19.16	2.55
Shares vested but not issued at end of year	19,935	21.78	—

	Year ended December 31, 2020
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	171,409	19.16	2.55
Granted	—	—	—
Vested	(50,001)	17.62	—
Forfeited or expired	—	—	—
Unvested at end of year	121,408	18.10	1.57
Shares vested but not issued at end of year	19,935	20.42	—

The Company recorded share-based compensation expenses of RMB 8,121, RMB 1,624 and RMB 947 in general and administrative expense for the restricted stock awards for the years ended December 31, 2018, 2019 and 2020, respectively, and the unrecognized share-based compensation expenses were amounting to RMB 2,720 and RMB 1,666 as of December 31, 2019 and 2020, respectively.